Guarantees, Contingent Liabilities, Engagements and Charges (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Millions													1 Months Ended																12 Months Ended
	Dec. 08, 2022	Dec. 04, 2022 USD ($)	Sep. 11, 2022	Jul. 03, 2022	Jan. 02, 2022 USD ($)	Nov. 11, 2021	Oct. 10, 2021	Sep. 09, 2021	May 13, 2021	Oct. 11, 2020	Jul. 14, 2020	Jul. 05, 2018	Dec. 30, 2022 USD ($)	Oct. 31, 2022	Sep. 18, 2022	Jun. 19, 2022	Mar. 27, 2022 EUR (€)	Feb. 27, 2022	Jan. 26, 2022	Nov. 30, 2021 USD ($)	Sep. 22, 2021	Sep. 19, 2021 EUR (€)	Dec. 29, 2020	Dec. 22, 2020	Dec. 21, 2020	Jul. 28, 2020	May 31, 2019	Mar. 31, 2018	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 ILS (₪)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Operational Uptime During First Year Percentage																										95.00%
Production Licensed Capacity																												105 megawatts
Advance Payment On Account Of Share Purchases | €																						€ 1,000
Percentage Of Partnership Capital																	60.00%
Hedged Electricity Production Percentage																						31.00%
Weighted Average Price In Hedge Transaction																						EUR 63 per megawatt hour
Capacity Of First Part Of Project																			182 MW
Cumulative Capacity In Ac Terms						30.3 megawatts
Cumulative Capacity In Dc Terms						40 megawatts
Capacity Of Battery Based Electricity Storage Systems					430 megawatts
Performance Guarantees For Projects In United States [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Performance Guarantee | $																																			$ 105.3
Cpi Linked Bank Guarantee For Agreement Of Offices Lease [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Bank Guarantee																																		₪ 230
Bank Guarantees For Lease Agreements Of Halutziot, Kramim Enlight And Kidmat Zvi Projects [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Bank Guarantee																																		2,000
Bank Guarantees For Permanent Production License For Halutziot, Kramim, Idan And Rooftops Projects [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Bank Guarantee																																		1,220
Guarantee For Beit Hashita And Beit Hashikma [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value																																		800
Performance Guarantee For First Competitive Process For Production Of Electricity Using Photovoltaic Technology [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Performance Guarantee																																					₪ 28,800
Performance Guarantee For Second Competitive Process For Production Of Electricity Using Photovoltaic Technology [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Performance Guarantee																																					49,200
Guarantee For Receiving License From Electricity Authority [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value																																		2,000
Guarantee For Receiving Competitive Process For Dual Use Facilities [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value																														₪ 4,500
Bank Guarantees Towards Financing Agreements With Bank Of Ireland [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value | €																													€ 1,100
Guarantees Towards Financing Agreements For Picasso Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value | €																													5,000
Guarantees Towards Financing Agreements For Gecama Project In Spain [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value | €																													1,000
Funding Conditions Stage A [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Total Investment In Project | $																																						$ 127.0
Non-current portion of non-current borrowings | $																																						116.0
Percentage Of Loan To Project Investment Cost			90.00%
Funding Conditions Stage B [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Total Investment In Project | $																																						127.0
Remainder Of Operating Period			25 years
Non-current portion of non-current borrowings | $																																						$ 28.0
Agreement Period			6-25 years
Margin Of Over Secured Overnight Financing Rate Data			1.20%
Storage Tender One [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Cumulative Capacity In Ac Terms											48 megawatts
Cumulative Capacity In Dc Terms											130 megawatts
Storage Tender Two [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Cumulative Capacity In Ac Terms																							82 megawatts
Cumulative Capacity In Dc Terms																							200 megawatts
Picasso Wind Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Production Licensed Capacity																											113 megawatts
Percentage Of Partnership Capital																											69.00%
Number Of Wind Turbines																											27
Production Licensed Capacity Of Each Wind Turbines																											4.2 megawatts
Halutziot [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Contract Asset | $																																	$ 161.0
Bjorn Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Production Licensed Capacity									372 megawatts
Mivtachim And Talmei Bilu [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value																																					2,900
Bottom of range [member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Purchase Consideration | $					$ 75.0
Bottom of range [member] | Funding Conditions Stage A [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Margin Of Over Secured Overnight Financing Rate Data			0.60%
Top of range [member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Purchase Consideration | $					$ 80.0
Top of range [member] | Funding Conditions Stage A [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Margin Of Over Secured Overnight Financing Rate Data			1.00%
Payment First Milestones [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Advance Payment On Account Of Share Purchases | €																	€ 1,000
Percentage Of Increase Stake In Projects																	50.00%
Payment Second Milestones [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Percentage Of Increase Stake In Projects																	30.00%
Proportion of ownership interest in subsidiary																	80.00%
Payment Third Milestones [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Proportion of ownership interest in subsidiary																	100.00%
Power Purchase Agreements [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Number Of Last Turbines Approved For Receipt Of Full Tariff																		9
Number Of Total Turbines																		27
Period Of Project Revenues Guaranteed Through A Power Purchase Agreement At A Fixed Price																		12 years
Electricity Storage Capacity															1,200 megawatt hours			600 megawatt hours
Power Purchase Agreements [Member] | Picasso Wind Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Period Of Fixed Tariff																											12 years
Power Purchase Agreements [Member] | Bjorn Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Agreement Period										10 years
Power Purchase Agreements [Member] | Payment First Milestones [Member] | Bjorn Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Agreement Period																10 years
Increased Electricity Project Production																22.00%
Power Purchase Agreements [Member] | Payment Second Milestones [Member] | Bjorn Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Agreement Period																years 1-5
Increased Electricity Project Production																70.00%
Electricity Project Production																50.00%
Power Purchase Agreements [Member] | Payment Third Milestones [Member] | Bjorn Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Agreement Period																years 6-10
Increased Electricity Project Production																22.00%
Electricity Project Production																50.00%
Renewable Energy Sources In Croatia [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Aggregate Capacity				525 megawatts
Cumulative Capacity Of Solar Project				386 megawatts
Cumulative Capacity Of Wind Project				139 megawatts
Power Purchase Agreement For Atrisco Solar Project [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Period Of Project Revenues Guaranteed Through A Power Purchase Agreement At A Fixed Price																		20 years
Cumulative Capacity In Dc Terms		360 MWdc
Capacity Of Battery Based Electricity Storage Systems		1,200 MWh
Purchase Consideration | $		$ 330.0
Increase In Electricity Price																		24.00%
Energy Storage Availability Payments Pecentage Increase																		26.00%
Haluziot Project [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value | €																													€ 670
Tranche Iii Projects [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value | $																															$ 54.0
Financing Agreement For Picasso Project [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value																															$ 20.0	€ 7,900				€ 1,600
Emek Habacha Wind Energy Ltd [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Increase In Farm’s Capacity																								12.8 megawatts
Farm Capacity																								109 megawatts	96 megawatts
Guaranteed Tariff Period																	20 years
Bank Guarantee																																		₪ 4,270			400				₪ 3,900
Guarantee Value																																					3,400
Emek Habacha Wind Energy Ltd [Member] | Bank Guarantees Towards Israel Land Administration [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value																																							₪ 3,900
Emek Habacha Wind Energy Ltd [Member] | Bank Guarantees Towards Netivei Israel And Israel Land Authority [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value																																							₪ 1,700	₪ 2,000
Emek Habacha Wind Energy Ltd [Member] | Israel, New Shekels
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Tariff For Sale																													35.93 agorot
Emek Habacha Wind Energy Ltd [Member] | United States of America, Dollars
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Tariff For Sale																													11.15 USD cent
Emek Habacha Wind Energy Ltd [Member] | Fsa Agreement [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Operational Uptime During Second Year Percentage																										97.00%
Clenera Holdings Llc [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Percentage of voting equity interests acquired																			100.00%
Infrastructure Maintenance Agreement Period																	20 years
Clenera Holdings Llc [Member] | Bottom of range [member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Percentage Of Total Investment Cost As Project Finance																			75.00%
Clenera Holdings Llc [Member] | Top of range [member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Percentage Of Total Investment Cost As Project Finance																			80.00%
Clenera Holdings Llc [Member] | Power Purchase Agreements [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Total Investment In Project | $																				$ 50.0
Remainder Of Operating Period			25 years
Agreement Period																				20 years
Clenera Holdings Llc [Member] | Power Purchase Agreements [Member] | Rustic Hills Solar Project [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Agreement Period							20 years	20 years													20 years
Clenera Holdings Llc [Member] | Binding Agreement [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Aggregate Capacity	60MW												1.3GW
Electricity Storage Capacity													4.1GWh
Initial Payment Of Binding Agreement For Purchase Of Additional Solar And Energy Storage Portfolio | $													$ 51.0
Ruach Beresheet L P [Member] | Bank Guarantees Towards Netivei Israel And Israel Land Authority [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Guarantee Value																																					₪ 300
Phoenix Group [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Percentage Of Partnership Capital																	40.00%
Gecama Wind Energy Project In Spain [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Production Licensed Capacity												329 megawatts
Hedged Electricity Production Percentage														55.30%															81.00%
Weighted Average Price In Hedge Transaction														EUR 76.09 to EUR 86.63 per megawatt hours over the hedge period,
Menorah Group [Member] | Picasso Wind Project In Sweden [Member]
Guaranteescontingentliabilitiesengagementsandcharges [Line Items]
Percentage Of Partnership Capital																											31.00%